CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Allowance for doubtful accounts, accounts receivable	$ 45,125	$ 49,094
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	7,881	9,929
Allowance for doubtful accounts, other receivables	$ 4,914	$ 4,946
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,342,099	60,342,099
Common stock, shares outstanding (in shares)	60,342,099	60,342,099
Liabilities, Current	$ 343,147	$ 333,054
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	$ 23,710	$ 19,234